SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.SUBSEQUENT EVENTS

On April 9, 2018, the Group entered into an agreement to acquire 80% equity interest with a third party for four kindergartens in Shandong province of China. The total consideration for this acquisition is RMB27 million in cash. The Group expects this transaction to be completed in May 2018.

On April 17, 2018, the Group entered into an agreement with a third party to acquire a kindergarten in Guangdong province of China. The total consideration for this acquisition is RMB23.8 million in cash. The Group expects this transaction to be completed in May 2018.

The Company is in advanced discussions with various third parties to acquire a number of kindergartens and certain assets in 0-6 year old education services business. As of April 25, 2018, the Company has signed non-binding memorandum of understanding with certain targets. For the other targets, initial negotiation remains in progress. Total considerations for all of these acquisition targets are estimated to be up to RMB620 million with cash and the Company's ordinary shares.